GENERAL INFORMATION (Details Narrative) - USD ($) $ in Millions				12 Months Ended
	May 19, 2022	May 20, 2021	May 17, 2021	Dec. 31, 2022	May 20, 2022	Apr. 30, 2021	Apr. 20, 2021
General Information
Maximum number of shares purchased under NCIB	8,900,000	7,170			7,200,000
Percentage of common shares issued and outstanding as shares purchased in NCIB	5.00%				5.00%		5.00%
Common shares outstanding	178,300,000					143,400,000	143,404
Issuance of common shares from trust to satisfy the redemptions of vested restricted share unit			2,000,000.0
Number of shares repurchased				3,800,000
Repurchased common stock value				$ 8.1